Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Basic and Diluted Per Share [Abstract]
Net loss attributable to Telesat Common Shares	$ (47,018)	$ (35,269)	$ (258,295)	$ (29,811)
Effect of diluted securities
Diluted net loss attributable to Telesat Common Shares	$ (47,018)	$ (35,269)	$ (258,295)	$ (29,811)